Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (76)	$ (12,943)	$ (131,645)	$ (22,450)
Less: Net loss attributable to RSILP prior to the Business Combination			(136,323)
Less: Net income attributable to noncontrolling interests after the Business Combination			3,597
Net income attributable to Rush Street Interactive, Inc. - basic	(17)		1,081
Effect of dilutive securities:
Public, Private Placement and Working Capital Warrants, net of amounts attributable to noncontrolling interests			(1,656)
Warrants, net of amounts attributable to noncontrolling interests	(9,569)
Net loss attributable to Rush Street Interactive, Inc. - diluted	$ (9,586)		$ (575)
Denominator:
Weighted average common shares outstanding - basic	46,955,262		43,579,704
Weighted average effect of dilutive securities:
Public Warrants	3,770,106		5,481,341
Private Placement and Working Capital Warrants	2,690,120		3,181,561
Weighted average common shares outstanding - diluted	53,415,488		52,242,606
Net loss per Class A common share - basic	$ 0.00		$ 0.02
Net loss per Class A common share - diluted	$ (0.18)		$ (0.01)